Other Income (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Other Income

Other income for the fiscal years ended March 31, 2019, 2018 and 2017 consisted of the following:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Income from operating leases	¥235,044	¥276,850	¥250,460
Income related to disposal of assets leased	112,344	322,673	152,564
Income related to IT solution services	33,828	29,172	37,678
Gains on disposal of property, plant and equipment, and other intangible assets	541	852	937
Reversal of impairment losses of investments in associates and joint ventures	2,402	8,123	—
Gains on step acquisition of subsidiaries	—	—	20,344
Others	121,507	118,185	111,842

Total other income	¥505,666	¥755,855	¥573,825